Shareholder Report, Line Graph (Details) 136870_Amplify Seymour Cannabis ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Jul. 22, 2019	Sep. 30, 2025
Amplify Seymour Cannabis ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Amplify Seymour Cannabis ETF NAV
Accumulated Value	$ 1,833	$ 1,979	$ 2,391	$ 7,931	$ 4,580	$ 7,254	$ 10,000	$ 1,486
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	$ 21,009	$ 15,408	$ 12,669	$ 14,988	$ 11,529	$ 10,012	$ 10,000	$ 24,706